Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2015	Dec. 31, 2014
Consolidated Balance Sheets [Abstract]
Limited Partners - Common Units Issued	120,409,456	104,079,960
Limited Partners - Common Units Outstanding	120,409,456	104,079,960
Limited Partners - Preferred Units Issued	12,983,333	14,223,737
Limited Partners - Preferred Units Outstanding	12,983,333	14,223,737